CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income /(Loss) CNY (¥)	Retained Earnings CNY (¥)
Balances as at beginning of the year at Dec. 31, 2022	¥ 8,648,751				¥ 191	¥ 47	¥ (328,764)	¥ 3,081,254	¥ 1,022,592	¥ (20,842)	¥ 4,894,273
Balances as at beginning of the year (in shares) at Dec. 31, 2022 | shares					245,264,614	80,189,163
Balances as at beginning of the year, Treasury stock (in shares) at Dec. 31, 2022 | shares							44,369,636
Increase (Decrease) in Shareholders' Equity
Net income	1,065,945										1,065,945
Share-based compensation expenses	117,852							117,852
Exercise of share-based awards	5,857		¥ 2					5,855
Exercise of share-based awards (in shares) | shares			2,806,634
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares			¥ 6	¥ (6)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares			8,846,936	(8,846,936)
Appropriation to statutory reserves	84,000								83,987		(83,987)
Foreign currency translation adjustments, net of tax	7,297									7,297
Dividends to shareholders	(135,620)										(135,620)
Balances as at end of the year at Dec. 31, 2023	9,710,082				¥ 199	¥ 41	¥ (328,764)	3,204,961	1,106,579	(13,545)	5,740,611
Balances as at end of the year (in shares) at Dec. 31, 2023 | shares					256,918,184	71,342,227
Balances as at end of the year, Treasury stock (in shares) at Dec. 31, 2023 | shares							44,369,636
Increase (Decrease) in Shareholders' Equity
Net income	1,100,460										1,100,460
Share-based compensation expenses	94,623							94,623
Exercise of share-based awards	15,288		¥ 6					15,282
Exercise of share-based awards (in shares) | shares			8,266,590
Appropriation to statutory reserves	71,700								71,730		(71,730)
Foreign currency translation adjustments, net of tax	(16,014)									(16,014)
Dividends to shareholders	(164,433)										(164,433)
Balances as at end of the year at Dec. 31, 2024	¥ 10,740,006				¥ 205	¥ 41	¥ (328,764)	3,314,866	1,178,309	(29,559)	6,604,908
Balances as at end of the year (in shares) at Dec. 31, 2024 | shares			265,184,774	71,342,227	265,184,774	71,342,227
Balances as at end of the year, Treasury stock (in shares) at Dec. 31, 2024 | shares	44,369,636	44,369,636					44,369,636
Increase (Decrease) in Shareholders' Equity
Net income	¥ 1,677,077	$ 239,819									1,677,077
Share-based compensation expenses	96,175							96,175
Exercise of share-based awards	22,677		¥ 4				¥ 37,047	(14,374)
Exercise of share-based awards (in shares) | shares			10,948,392				(5,000,000)
Appropriation to statutory reserves	82,600								82,614		(82,614)
Foreign currency translation adjustments, net of tax	1,962	281								1,962
Repurchases of common shares	¥ (202,129)	$ (29,000)					¥ 202,129
Repurchases of common shares (Shares) | shares	(12,000,000)	(12,000,000)			12,473,562		(12,473,562)
Dividends to shareholders	¥ (383,137)										(383,137)
Balances as at end of the year at Dec. 31, 2025	¥ 11,952,631	$ 1,709,208			¥ 209	¥ 41	¥ (493,846)	¥ 3,396,667	¥ 1,260,923	¥ (27,597)	¥ 7,816,234
Balances as at end of the year (in shares) at Dec. 31, 2025 | shares			263,659,604	71,342,227	263,659,604	71,342,227
Balances as at end of the year, Treasury stock (in shares) at Dec. 31, 2025 | shares	51,843,198	51,843,198					51,843,198